Employee Stock Ownership Plan (Tables)	12 Months Ended
Dec. 31, 2012
Employee Stock Ownership Plan/Stock-Based Compensation [Abstract]
Shares held by the ESOP at year-end

	2012	2011

Allocated to participants	82,136	59,650
Unearned	427,231	178,949

Total ESOP shares	509,367	238,599

Fair value of unearned shares	$3,751	$1,085